UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22889

Gottex Trust
(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109
(Address of principal executive offices) (Zip code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

28 State Street, 40th Floor

Boston, MA 02109
(Name and address of agent for service)

registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Endowment Strategy Fund

(a Delaware Statutory Trust)

Annual Report

For the period from December 27, 2013 to March 31, 2014

Gottex Endowment Strategy Fund

(a Delaware Statutory Trust)

For the period from December 27, 2013 to March 31, 2014

Table of Contents

Letter to Shareholders	1-2
Report of Independent Registered Public Accounting Firm	3
Schedule of Investments	4-5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9-10
Notes to Financial Statements	11-18
Expense Example (unaudited)	19
Fund Management (unaudited)	20-21
Other Information (unaudited)	22-25

Gottex Endowment Strategy Fund

Fund Description

This letter marks the first note to the shareholders of the Gottex Endowment Strategy Fund (the “Fund”) since the Fund’s inception. While the absolute return of -60 bps (0.60%) was below our expectations, the Fund was able to weather a wide range of market instability and we believe it is structured to produce good performance going forward. The goal of the Fund is to provide a diversified exposure to a wide range of markets using both traditional and alternative investments as a method of navigating volatility. The Funds’ multi-alternatives approach combined with selective directional market exposures is designed to be a sophisticated core holding within any investor’s portfolio.

It is our belief that alternative investments are a rigorous way to access the alpha, beta, and correlation attributes of a broad range of asset classes. We also believe that when alternative investments are combined with traditional directionally-biased approaches to investing, the result is an effective method for accessing return opportunities in a risk controlled manner. In the Fund we access equity markets through traditional long-only approaches but also incorporate funds that focus on private equity, event-driven hedge funds, equity long/short hedge funds, and equity oriented real estate funds into our approach. All are designed to give investors access to global profit growth opportunities but are packaged in different “beta access” formats. We approach the “risk mitigating” or volatility dampening needs of the portfolio by using market independent funds, traditional fixed income, and cash. Finally, the “opportunistic” aspect of the portfolio uses unconstrained flexibility in accessing return opportunities through macro funds, global tactical asset allocation, and other forms of unique investment opportunities. We feel that a portfolio that emphasizes alternative investments blended with traditional approaches to markets has the best long-term return/risk opportunity potential.

Reflecting on the market activity during the first quarter of 2014, the experience was characterized by a series of surprises including a “soft patch” in global economic growth, with particular weakness in the US and in China. The challenges in the US were brought on by an extraordinarily cold winter that blanketed much of the country and disrupted everything from production to transportation. The growth challenges in China were rooted in their ongoing effort to engineer an economy away from dependence on export related manufacturing and more reliance on internally driven consumption. As a result, the economic growth in the US and China moved at a much slower pace than expected and the unexpected weakness impacted investor expectations in almost all global capital markets.

Equity markets came into 2014 expecting to continue the strong rally of the previous year but that expectation was immediately interrupted by the headlines of economic weakness. As a result, equity markets were caught off guard and went into a mini-tailspin from mid-January into early February. Developed sovereign fixed income markets rallied in the first quarter driven by a combination of sluggish growth and the treasury “collateral shortage” driven by the new Dodd-Frank regulations. During the quarter, credit markets continue to tighten as default risk continued to be extraordinarily low. Commodity markets reversed their significant declines of 2013 and rallied on the back of supply disruptions in agriculture, petroleum, and several peripheral commodity markets. Finally, real estate related equity markets moved higher in response to continued strength in both residential and commercial real estate.

The Fund enjoyed strong performance in Q1 from the US equity market, especially small-cap equity. In addition the portfolio was well served by European stocks. The Fund was negatively impacted by the significant underperformance of the Japanese equity market and to a lesser extent the underperformance of the UK equity market. We continue to believe in the UK equity market opportunity but have become much more wary in our outlook for Japan. Another area of particular difficulty for the Fund were the investments in event-driven and equity long/short funds. Those investments held up well in January and February but the extraordinary volatility in growth stocks and small-cap stocks in March created issues for our exposures. As we look forward we have great confidence that the funds in which we are invested will prove that the month of March was an underperforming outlier. We believe one of the unique aspects of the Fund is our use of non-traditional fixed income exposure. It is our continued belief that interest rates will climb higher as we move deeper into 2014 and we do not want to expose the Fund to rising long-term interest rates. Our “risk mitigating” position replaces traditional fixed income exposures with funds that have limited interest rate duration or equity market beta. We believe the fund is well positioned to exploit tactical opportunities through a diversified exposure to macro-oriented funds and global tactical asset allocation approaches.

Portfolio Manager William Landes, PhD (United States) Senior Managing Director Chief Investment Officer (MAE)	Contact North America T: 1 617 979 6233 E: client.services@gottex.com

1

During Q1, several of our macro-oriented investments served the Fund well with particularly good experiences from our investment in funds managed by Bridgewater Associates, LP and Whitebox Advisors, LLC. Trend following funds which have historically been a good way to hedge downside risk, had a difficult quarter and have become a very limited allocation within the portfolio.

We are excited about the future of the Endowment Strategy Fund. We believe our approach that combines a diversified basket of funds with alternative investment strategies with funds that utilize traditional approaches to markets will provide investors access to sophisticated investment techniques and a “turnkey” approach to achieving diversification.

Disclaimer

All opinions and views expressed constitute judgment as of the date of writing and may change at any time without notice and without obligation to update. Such information may be based on certain assumptions and involve elements of subjective judgment and analysis. Actual results may differ. This does not constitute investment advice or a recommendation. There has been no independent review of the information presented in this report.

You should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. To obtain a Prospectus or a Summary Prospectus, which contains this and other information about the Gottex Endowment Strategy Fund, contact us at client.services@gottexfunds.com or (617) 979-6233. Please read the Prospectus or Summary Prospectus carefully before investing.

2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gottex Trust and Shareholders of Gottex Endowment Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Gottex Endowment Strategy Fund (the “Fund”) (a series of the Gottex Trust), including the schedule of investments, as of March 31, 2014, and the related statements of operations, changes in net assets and the financial highlights for the period December 27, 2013 (commencement of operations) to March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians, brokers, and underlying fund managers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gottex Endowment Strategy Fund as of March 31, 2014, and the results of its operations, changes in its net assets and the financial highlights for the period from December 27, 2013 (commencement of operations) to March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

May 29, 2014

3

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments

March 31, 2014

Number
of Shares		Value
	EXCHANGE TRADED FUNDS - 30.3%
	GROWTH - 30.3%
	LONG ONLY EQUITY - 26.6%
22,911	iShares China Large-Cap ETF	$819,756
99,129	iShares MSCI United Kingdom ETF	2,041,066
38,697	SPDR EURO STOXX 50 ETF	1,650,814
25,437	SPDR S&P 500 ETF Trust	4,757,737
14,806	Vanguard FTSE Emerging Markets ETF	600,827
17,598	WisdomTree Japan Hedged Equity Fund	833,089
		10,703,289
	PRIVATE EQUITY - 3.7%
121,531	PowerShares Global Listed Private Equity Portfolio ETF	1,476,602
	TOTAL GROWTH	12,179,891
	TOTAL EXCHANGE TRADED FUNDS	12,179,891
	(Identified Cost $12,061,855)

	HEDGE FUNDS - 14.1%
	GROWTH - 9.6%
	EVENT DRIVEN - 3.9%
9,789	Lyxor/Jana Partners Fund, Ltd., Class B (1) (2) (4)	1,572,217

	LONG ONLY EQUITY - 3.1%
11,874	Cedar Street Fund LP, Class C (1) (3)	1,246,043

	LONG/SHORT EQUITY - 2.6%
9,368	Lyxor/Tremblant Long Short Equity Fund, Ltd., Class B (1) (2) (4)	1,069,706
	TOTAL GROWTH	3,887,966

	OPPORTUNISTIC STRATEGIES - 4.5%
	MACRO - 4.5%
8,704	Lyxor/Bridgewater Fund, Ltd., Class B (1) (2) (4)	1,806,665
	TOTAL OPPORTUNISTIC STRATEGIES	1,806,665
	TOTAL HEDGE FUNDS	5,694,631
	(Identified Cost $5,620,147)

	MUTUAL FUNDS - 51.3%
	GROWTH - 16.6%
	LONG ONLY EQUITY - 11.1%
31,385	Bogle Investment Management Small Cap Growth Fund, Class I	1,123,892
57,934	Hodges Small Cap Fund, Class I	1,125,086
33,642	RBC Small Cap Core Fund, Class I	1,119,618
41,999	Glenmede Small Capitalization Equity Portfolio, Class A	1,115,065
		4,483,661
	LONG/SHORT EQUITY - 5.5%
76,652	Robeco Boston Partners Long/Short Research Fund, Class I	1,123,718
90,474	PIMCO Eqs Long/Short Fund, Class I	1,086,595
		2,210,313
	TOTAL GROWTH	6,693,974

	OPPORTUNISTIC STRATEGIES - 18.0%
	MACRO - 12.0%
123,533	MainStay Marketfield Fund, Class I	2,233,471
201,298	Whitebox Tactical Opportunities Fund, Class I	2,576,617
		4,810,088
	TREND FOLLOWING - 3.5%
100,189	AQR Managed Futures Strategy Fund, Class I	996,876
40,106	Credit Suisse Managed Futures Strategy Fund, Class I	399,856
		1,396,732
	OTHER - 2.5%
75,974	Templeton Global Total Return Fund, Class A	1,018,816
	TOTAL OPPORTUNISTIC STRATEGIES	7,225,636

	RISK MITIGATING STRATEGIES - 16.7%
	MARKET INDEPENDENT - 16.7%
339,919	Neuberger Berman Absolute Return Multi Manager Fund, Class I	3,776,495
62,228	TFS Market Neutral Fund, Class R	931,560
178,809	Whitebox Market Neutral Equity Fund, Class I	1,993,725
		6,701,780
	TOTAL RISK MITIGATING STRATEGIES	6,701,780
	TOTAL MUTUAL FUNDS	20,621,390
	(Identified Cost $20,607,608)

	TOTAL INVESTMENTS - 95.7%	38,495,912
	(Identified Cost $38,289,610)

See notes to financial statements.

4

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments - continued

March 31, 2014

		Value
	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
219,421	Federated Government Obligations Fund, Class I, 0.01% (5)	$219,421
	TOTAL SHORT-TERM INVESTMENTS	219,421
	(Identified Cost $219,421)

	TOTAL INVESTMENTS AND SHORT-TERM INVESTMENTS - 96.2%
	(Identified Cost $38,509,031)	$38,715,333
	OTHER ASSETS LESS LIABILITIES - 3.8%	1,506,902
	NET ASSETS - 100.0%	$40,222,235

All percentages are based on Net Assets.

(1) Non-income Producing.
(2) Withdrawals from this portfolio fund are permitted on a weekly basis.
(3) Withdrawals from this portfolio fund are permitted on a monthly basis after three months from the date of the initial investment.
(4) Foreign investment denominated in U.S. dollars
(5) The rate shown is the annualized 7-day yield as of March 31, 2014.

ETF - Exchange Traded Fund

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS AND SHORT-TERM INVESTMENTS

Investment types as a percentage of total investments and short-term investments are as follows:

See notes to financial statements.

5

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Assets and Liabilities

March 31, 2014

Assets
Investments, at fair value (cost $38,289,610)	$38,495,912
Short-Term investments, at fair value (cost $219,421)	219,421
Investments paid in advance	1,830,000
Receivable for shares sold	47,306
Receivable for investments sold	313,887
Net unrealized appreciation on open forward foreign currency contracts	2,223
Dividends receivable	26,129
Prepaid offering expenses	64,585
Prepaid assets	5,720
Total Assets		$41,005,183

Liabilities
Payable for shares redeemed	1,112
Payable for investments purchased	597,727
Professional fees payable	95,082
Payable to Adviser	21,272
Accounting and administration fees payable	20,121
Custody fees payable	14,700
Transfer agent fees payable	10,500
Trustees' fees payable	7,500
Distribution and Service Plan fees - Class A	438
Other payable	14,496
Total Liabilities		782,948

Net Assets		$40,222,235

Net Assets consists of:
Paid-in capital		$40,312,846
Accumulated net investment loss		(96,650)
Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency		(202,486)
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency		208,525

Total Net Assets		$40,222,235

Net Assets Attributable to:
Class A Shares		$1,040,277
Class I Shares		39,181,958
		$40,222,235

Number of Shares Outstanding:
Class A Shares		104,675
Class I Shares		3,938,421
		4,043,096

Net Asset Value, Offering Price and Redemption Proceeds Per Share
(Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share		$9.94
Offering price per share (net asset value plus sales charge of 5.25% of offering price)		$10.49

Class I Shares:
Net asset value, offering price and redemption proceeds per share		$9.95

See notes to financial statements.

6

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Operations

For the period December 27, 2013 (commencement of operations) to March 31, 2014

Income
Dividends	$70,892
		70,892

Expenses
Management fee (Note 4)	142,430
Professional fees	95,082
Accounting and administration fees	30,855
Offering expenses	21,765
Transfer agent fees	19,169
Custody fees	14,700
Trustees' fees	7,500
SEC fees	5,033
CCO and CFO fees	5,000
Registration fees	1,880
Distribution and Service Plan fees - Class A	445
Line of credit interest expense	18
Other fees	18,968
Total Expenses before Reimbursement		362,845

Expenses Reimbursed (Note 4)	(207,508)

Net Investment Loss		(84,445)

Net Realized Loss and Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized loss on investments, forward foreign currency contracts and foreign currency		(237,783)
Net change in unrealized appreciation on investments, forward foreign currency contracts and foreign currency		208,525
Net Realized Loss and Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency		(29,258)

Decrease in Net Assets from Operations		$(113,703)

See notes to financial statements.

7

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Changes in Net Assets

For the period December 27, 2013
(commencement of operations)
to March 31, 2014
Operations
Net investment loss	$(84,445)
Net realized loss on investments, forward foreign currency contracts, and foreign currency	(237,783)
Net change in unrealized appreciation on investments, forward foreign currency contracts and foreign currency	208,525
Decrease in net assets from operations	(113,703)

Capital Share Transactions
Class A Shares
Subscriptions	987,032
Total Class A Shares	987,032

Class I Shares
Subscriptions	40,017,667
Redemptions	(768,761)
Total Class I Shares	39,248,906
Increase in net assets from capital share transactions	40,235,938

Increase in Net Assets	40,122,235

Net Assets
Beginning of period	100,000
End of period	$40,222,235
Accumulated net investment loss	$(96,650)

Share Activity
Class A Shares
Shares outstanding beginning of period	5,000
Contributions	99,675
Class A shares outstanding end of period	104,675

Class I Shares
Shares outstanding beginning of period	5,000
Contributions	4,010,575
Redemptions	(77,154)
Class I shares outstanding end of period	3,938,421

Total Shares Outstanding End of Period	4,043,096

See notes to financial statements.

8

GOTTEX ENDOWMENT STRATEGY FUND

Financial Highlights - Class A

Per share income and capital changes for a share outstanding throughout the period.

	For the period December 27, 2013
	(commencement of operations)
	to March 31, 2014
Net asset value, beginning of period	$10.00	(1)
Income from investment operations:
Net investment loss	(0.02)
Net realized loss and unrealized appreciation on investments	(0.04)
Total from investment operations	(0.06)

Net asset value, end of period	$9.94

Total Return	(0.60)%	(2)
Net investment loss	(1.19)%	(3)
Expenses, excluding reimbursement from Adviser	4.32%	(3)
Reimbursement from Adviser	(2.33)%	(3)
Net expenses	1.99%	(3)
Net assets, end of period (in thousands)	$1,040
Portfolio turnover	28.51%	(2)

(1)	The net asset value as of the beginning of the period, December 27, 2013 (commencement of operations) represents the initial net asset value per share of $10.00.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

9

GOTTEX ENDOWMENT STRATEGY FUND

Financial Highlights - Class I

Per share income and capital changes for a share outstanding throughout the period.

	For the period December 27, 2013
	(commencement of operations)
	to March 31, 2014
Net asset value, beginning of period	$10.00	(1)
Income from investment operations:
Net investment loss	(0.02)
Net realized loss and unrealized appreciation on investments	(0.03)
Total from investment operations	(0.05)

Net asset value, end of period	$9.95

Total Return	(0.50)%	(2)
Net investment loss	(0.94)%	(3)
Expenses, excluding reimbursement from Adviser	4.07%	(3)
Reimbursement from Adviser	(2.33)%	(3)
Net expenses	1.74%	(3)
Net assets, end of period (in thousands)	$39,182
Portfolio turnover	28.51%	(2)

(1)	The net asset value as of the beginning of the period, December 27, 2013 (commencement of operations) represents the initial net asset value per share of $10.00.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

10

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014

1.	ORGANIZATION

The Gottex Endowment Strategy Fund (the “Fund”), a series of Gottex Trust (the “Trust”) was organized on September 10, 2013 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek maximum total return, through capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Fund pursues this objective by employing a multi-asset, multi-strategy, alternative investments oriented "endowment style" investment program under which it seeks to construct a broadly-diversified portfolio through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset classes (the "Asset Classes"). By “endowment style,” the Fund means that its investment program has an alternative investments orientation and seeks to provide shareholders with both asset allocation across various Asset Classes and portfolio management services in one product.

The Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund’s investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the Fund’s risk management process, as well as the management, conduct and operation of the Fund’s business.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market and Small Cap exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market and Small Cap securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which OTC market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations or quotes and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Over-the-counter (OTC) derivative instruments, such as certain non-exchange traded swaps and forward contracts, are valued using an independent pricing service, counterparty valuations or independent broker quotes. Shares of other U.S. and non-U.S. publicly available investment companies are valued at their most recently published net asset value. If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Adviser shall determine whether market quotations are readily available. If market quotations are readily available, the Adviser shall obtain a price from an independent dealer based on the current closing bid price.

As permitted under U.S. GAAP, the Fund’s investments in the private funds that are not publicly traded, such as hedge funds, are typically valued, as a practical expedient, utilizing the valuations reported by the private funds’ managers and their agents, when the valuations of private funds are calculated in a manner consistent with U.S. GAAP for investment companies. Such values are calculated according to the valuation policies of the particular private fund.

In the event a private fund does not report a value to the Fund on a timely basis, or if the Adviser deems the reported price to be unreliable, the private fund will be valued at its fair value, as described below. The valuations of private funds reported by the private funds’ managers may be based on information that is subject to later adjustment as a result of information available at such later time. Such adjustments may result in an increase or decrease in the value of a private fund at the time the newly reported value is available. The Fund will not retroactively adjust the price of

11

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

a.	Investment Valuation (continued)

its shares or its net asset value based on such an adjustment by a private fund. Any such adjustment may cause purchasing or redeeming shareholders to pay too little or too much for their shares as a result of the adjustment. Because of the inherent uncertainty in valuation, the estimated values used for private funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Adviser using procedures adopted by, and under the supervision of, the Board. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange. In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing service will provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAVs to differ from the NAVs that would be calculated by using closing market prices.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investment	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,179,891	$-	$-	$12,179,891
Hedge Funds	-	5,694,631	-	5,694,631
Mutual Funds	20,621,390	-	-	20,621,390
Short-Term Investments	219,421	-	-	219,421
Total	$33,020,702	$5,694,631	$-	$38,715,333

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$-	$2,223	$-	$2,223
Total	$-	$2,223	$-	$2,223

12

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

a.	Investment Valuation (continued)

Investments in private funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement date or if the investments are redeemable within three months in accordance with the normal operating protocols in the private funds’ agreements. Investments in private funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or investments are not redeemable within one year under the normal operating protocols of the private funds’ agreements. As of March 31, 2014 there were no investments classified as Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of March 31, 2014.

The Fund had no unfunded commitments at March 31, 2014.

b.	Macro Market Asset Allocation Overlay

The Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. The Macro Market Asset Allocation Overlay is designed to supplement the other investments in the Fund through investment in shorter-term tactical opportunities (defined currently as having expected investment horizons approximating three to nine months) identified by the Adviser. The Macro Market Asset Allocation Overlay seeks to enhance the Fund’s risk/return profile through adding opportunities for realizing short-term returns (primarily through capital appreciation, and potentially, to a much lesser extent, income), and providing enhanced portfolio diversification. Investments in the Macro Market Asset Allocation Overlay generally may include long and short positions in ETFs, traditional capitalization-weighted index funds and non-capitalization-weighted index funds, both long and short derivative instruments, including futures, forward contracts, options and swaps contracts, structured notes, or traditional equity and debt investments.

Forward foreign currency contracts - The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period ended March 31, 2014, the Fund entered into sixteen short forward foreign currency contracts.

At March 31, 2014, the Fund had two outstanding short forward foreign currency contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
April 22, 2014	Euro (€)	$1,604,182	€1,157,836	$1,595,179	$9,003	Citigroup
April 22, 2014	Pound (£)	$2,012,741	£1,211,546	$2,019,521	($6,780)	Citigroup

The Fund had $35,503 in net realized losses, and a $2,223 change in net unrealized appreciation on forward foreign currency contracts.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives,

13

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

b.	Macro Market Asset Allocation Overlay (continued)

quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2014:

Location
Statement of Assets and Liabilities	Type of Derivative	Exchange Rate Risk
Receivable for forward foreign currency contracts	Forward Foreign Currency Contracts	$2,223

The following tables set forth by primary risk exposure the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2014:

Location
Statement of Operations	Type of Derivative	Exchange Rate Risk
Net realized loss on investments, forward foreign currency contracts and foreign currency	Forward Foreign Currency Contracts	$(35,503)
Statement of Operations	Type of Derivative	Exchange Rate Risk
Net change in unrealized appreciation on investments, forward foreign currency contracts and foreign currency	Forward Foreign Currency Contracts	$2,223

c.	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

d.	Fund Expenses

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e.	Foreign Currency and Risk

i.	Assets and liabilities — converted at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2014.

ii.	Purchases and sales of investment securities, income and expenses — converted at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the fair value of securities held. Such fluctuations are included within the net realized loss and unrealized appreciation on investments, forward foreign currency contracts and foreign currency on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair

14

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

e.	Foreign Currency and Risk (continued)

values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

f.	Income Tax Information and Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the Fund’s open tax years, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. During the period ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended March 31, 2014, the following amounts were reclassified:

Paid-in capital	$(23,092)
Accumulated net investment income (loss)	(12,205)
Accumulated net realized gains (losses) on investments	35,297

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$428,078
Gross unrealized depreciation	(360,706)
Net unrealized appreciation (depreciation)	$67,372
Tax cost	$38,647,961

15

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

f.	Income Tax Information and Distributions to Shareholders (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(157,983)
Unrealized appreciation	67,372
Other differences	-
Total accumulated earnings	$(90,611)

There were no distributions paid for the period from December 27, 2013 (commencement of operations) through March 31, 2014.

Qualified late-year losses incurred after December 31 and within taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended March 31, 2014, the Fund deferred $45,364 of qualified late-year losses to April 1, 2014 for tax purposes.

As of March 31, 2014, the Fund had a $112,619 short-term capital loss carryover that is not subject to expiration.

g.	Multiple Share Classes

The Fund offers two classes of shares: A and I. Each Class A and Class I share of the Fund represents identical interests in the Fund’s assets and has the same rights, except that Class I shares are expected to have lower operating expenses over time due to a distribution plan adopted with respect to Class A shares of the Fund. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund.

h.	Initial Sales Charge

Purchase of Class A shares of the Fund are subject to the maximum 5.25% initial sales charge. No sales charge is imposed on Class I shares.

i.	Cash

Cash, if any, includes amounts held in an interest bearing money market account.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

j.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, cost of purchases and proceeds from sales, redemptions or other dispositions of Fund’s investments, other than short-term investments, amounted to $47,922,334 and $9,430,444, respectively.

16

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with the Adviser.  In consideration of services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.60% of the Fund’s net asset value.   For the period ended March 31, 2014, the total management fee was $142,430.

The Adviser has entered into an expense limitation and reimbursement agreement with the Fund (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (which includes organization and offering expenses, but excludes taxes, interest, brokerage commissions, dividends on short sales and non-recurring or extraordinary expenses), to the extent that they exceed 1.99% of the average daily net assets of the Fund’s Class A shares and 1.74% of the average daily net assets of the Fund’s Class I shares (the “Expense Limitation”). In addition, Acquired Fund Fees and Expenses are not included in the Expense Limitation as they do not represent direct expenses of the Fund, but represent indirect expenses incurred by the Fund and its shareholders. In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of any such expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the Expense Limitation in effect at the time the Fund’s fees were waived or expenses were paid or absorbed by the Adviser. The Expense Limitation Agreement will remain in effect through November 13, 2015, and may not be terminated before that date, except that the Agreement will automatically terminate upon the termination of the investment advisory agreement.

During the period ended March 31, 2014, the Adviser reimbursed the Fund $207,508 for the amounts in excess of the Expense Limitation, all of which is subject to recoupment by the Adviser through March 31, 2017.

Since the organization of the Fund, organizational expenses of $116,679 have previously been reimbursed by the Adviser and are subject to recoupment based on the Expense Limitation Agreement.  Since the organization of the Fund, offering expenses of $86,350 have been paid on behalf of the Fund by the Adviser and are amortized to expense over twelve months on a straight-line basis beginning on the date the Fund commenced operations, December 27, 2013. During the period ended March 31, 2014, $21,765 of the total offering expenses were amortized to expense. During the period ended March 31, 2014, the Adviser has not recouped any of the organizational or offering expenses paid on behalf of the Fund.

At March 31, 2014, Shareholders who are affiliated with the Adviser owned $1,031,724 (2.57% of Net Assets) of the Fund.

5.	RULE 12B-1 PLAN

Class A shares of the Fund have a Distribution and Service Plan, known as a Rule 12b-1 plan, under which the Fund pays distribution and/or service fees of 0.25% per year to those who sell and distribute Class A shares of the Fund. For the period ended March 31, 2014, the Fund incurred $445, respectively, under the 12b-1 Plan.

6.	DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter of the Fund’s shares. Foreside does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the Class A shares for which a 12b-1 Plan is effective.

7.	COMPLIANCE AND CHIEF FINANCIAL OFFICER/TREASURER AGREEMENTS

Under the terms of the Fund CCO Agreement between the Trust and Foreside, Foreside provided the Chief Compliance Officer (“CCO”) services to the Fund for the period from January 1, 2014 to May 31, 2014. Prior to January 1, 2014, the CCO was provided by the Adviser. The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Fund and its service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events. Effective June 1, 2014, the Trust has named a new CCO to oversee the compliance program.

Under the terms of the Fund CFO/Treasurer Agreement between the Trust and Foreside, Foreside provides the Chief Financial Officer (“CFO”) and Treasurer services to the Fund effective January 1, 2014.

17

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (continued)

7.	COMPLIANCE AND CHIEF FINANCIAL OFFICER/TREASURER AGREEMENTS (continued)

For the period ended March 31, 2014, the total CCO and CFO fees were $5,000.

8.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended March 31, 2014, the total custody fees were $14,700 and accounting and administration fees were $30,855.

9.	CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in the Fund’s marketable securities. The interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 250 basis points, adjusted daily. Collateral for the Facility is held by UMB Bank N.A. as custodian. Interest and fees incurred for the period ended March 31, 2014 are disclosed in the accompanying Statement of Operations. At March 31, 2014, the Fund had $0 outstanding on the Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended March 31, 2014 was 2.66%, $250,000, and $250,000, respectively.

10.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

18

GOTTEX ENDOWMENT STRATEGY FUND

Expense Example

March 31, 2014

(unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 27, 2013 (commencement of operations) to March 31, 2014 (the “Period”).

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Class A			Class I
Fund	Beginning Account Value December 27, 2013	Ending Account Value March 31, 2014	Expenses Paid During The Period[1]	Beginning Account Value December 27, 2013	Ending Account Value March 31, 2014	Expenses Paid During The Period[1]

Actual Expenses	$1,000.00	$994.00	$5.01	$1,000.00	$995.00	$4.37

Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,015.03	10.02	1,000.00	1,016.30	8.75

[1]	Class A and Class I shares commenced operations on December 27, 2013 (92 days) and the Actual Expenses reflect the period from December 27, 2013 to March 31, 2014. However, for purposes of comparability, the Hypothetical Example assumes that the Class A and Class I shares were operational for the full six month period. Expenses are equal to the Fund’s annualized expense ratios (1.99% for Class A and 1.74% for Class I).

19

GOTTEX ENDOWMENT STRATEGY FUND

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2014, is set forth below.   The business address of each Trustee is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.  The Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Fund at (888) 946-8839.

Independent Trustees

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships During Past 5 Years
Jeanne L. Mockard, 50	Trustee	Since Inception – Present	Private Investment Manager (2008 to present); Managing Director and Senior Portfolio Manager, Putnam Investments (2004 to 2008).	7	Director, Silent Spring Institute

Jonas B. Siegel, 70	Trustee	Since Inception – Present	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994 to 2011). Vice President, Secretary, Treasurer and CCO, Granum Series Trust (an open-end investment company) (1997 to 2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997 to 2007).	7	Member of Board of Trustees, Trust for Professional Managers Member of Board of Managers of Ramius IDF

Bruce M. Dresner, 66	Trustee	Since Inception – Present	Private Investor, (2008 to present); Managing Director, Blackrock, Inc. (investment management), (2007 to 2008).	7	Director, Mountain Province Diamonds, Inc.; Director, Sherman Fairchild Foundation

Interested Trustee*

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships During Past 5 Years
Dr. William J. Landes , 61	Trustee	Since Inception – Present	Senior Managing Director, Gottex Fund Management, Ltd. (March 2008 to present).	7	None

* “Interested person” of the Fund, as defined by the 1940 Act. Dr. Landes is an interested person because of his affiliation with the Adviser and its affiliates.

20

GOTTEX ENDOWMENT STRATEGY FUND

FUND MANAGEMENT

(Unaudited)(continued)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2014, of each of the persons currently serving as Executive Officers. The business address of each Officer is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.

Officers
Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen
Dr. William J. Landes, 61	President; Principal Executive Officer	Since Inception – Present	Senior Partner, Gottex Fund Management, Ltd. (March 2008 - present).	7

William H. Woolverton, 63	Vice President; Chief Legal Officer; Secretary	Since Inception – Present	CCO, Gottex Fund Management, Ltd. (2007 - present).	7

Wade C. Boylan, 44	Chief Financial Officer; Chief Compliance Officer; Treasurer	Since Inception – Present	Business Head, Compliance Services, Foreside Fund Services, LLC (2013 – present); CCO, Gottex Fund Management, Ltd. (2007 - 2013).	7

21

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (888) 946-8839 or on the SEC’s website at http://www.sec.gov. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 will be available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Trust (the "Trust") held on November 13, 2013, all of the Trustees, including all of the Independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between the Trust and Gottex Fund Management, Ltd. (the "Adviser") for an initial two year period.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser (the “Meeting Materials”) which included: (i) information concerning the services proposed to be provided to the Fund by the Adviser and the fees to be paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Trustees discussed and reviewed the proposed nature, extent and quality of services that the Adviser would provide to the Fund. The Trustees noted that, as of December 31, 2012, Gottex has approximately $48 billion in assets under management. It was noted that the Adviser has not been profitable the last two years, but it is anticipated that it would change this year and that the Adviser and its parent were fully committed to supporting the Fund. The Trustees discussed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of the Adviser, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Trust.

The Trustees next reviewed the services proposed to be provided by the Adviser to the Fund and reviewed various presentations from the Adviser’s management in this regard. In connection with the proposed investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund investments in accordance with the Fund’s stated investment objective and policies and the types of proposed transactions that would be entered into on behalf of the Fund. The Board also noted that the Adviser, would be providing, at its own expense, facilities necessary for the operation of the Fund and may make personnel available to serve as certain officers of the Fund. In that regard, it was further noted that the Board may consider the Adviser's provision of facilities and, if provided, Fund officers in evaluating the scope of services to be provided by the Adviser. The Board then recalled the earlier discussion concerning the Adviser’s experience in managing funds and accounts with similar strategies to those of the Fund. The Board noted that Adviser anticipates that it will enter into a relationship with HRC Fund Associates (“HRC”), pursuant to which HRC will provide wholesaling services to aid in the successful marketing of the Fund through selected dealers. The fees to be paid to HRC will not be an expense of the Fund. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

22

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval (continued)

(b) Investment performance of the Fund and Adviser

Since the Trust was newly formed, the Trustees did not consider the investment performance of the Fund. Rather, the Trustees reviewed a performance table, include in the meeting Materials, showing the performance for investment vehicles, managed by the Adviser, with investment programs that are similar to that of the Fund (the “Other Investment Vehicles”), compared to the performance of certain indices. It was noted that although the Trustees may consider the performance of the Other Investment Vehicles in considering the prospect for positive returns by the Fund, the Trustees should bear in mind that certain of the Other Investment Vehicles are not registered under the 1940 Act and thus are not subject to certain investment limitations imposed by applicable securities laws which, if applicable, may have adversely affected such Other Investment Vehicle's performance. The Trustees then further discussed the portfolio manager's expertise in managing registered and unregistered funds and other alternative investment pools. The Trustees noted the portfolio manager's years of experience employing alternative investment strategies. Based on the foregoing, the Trustees concluded that the Trust would be in a position to benefit from that expertise and receive high quality services.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund

The Trustees then considered the cost of the services to be provided by the Adviser, and reviewed the fees to be paid pursuant to the Advisory Agreement. The Adviser explained that, as proposed, the Fund will pay the Adviser a fixed management fee of 1.60%. The Board was provided with a comparison of alternative funds expenses from the Lipper expense group. It was noted that the peer group was made up of retail alternative multi-strategy funds, global flexible portfolio funds, flexible portfolio funds, alternative long/short equity funds, absolute-return funds, alternative global macro funds, alternative equity market-neutral funds, international multi-cap core fund and alternative credit focus fund, excluding outliers. It was noted that the investment advisory fee is above the median for the advisory fee, but was not the highest in the group. It was noted further that several of the peer group funds with a lower advisory fee were part of a larger fund complex with potentially greater economies of scale than the Adviser.

The Trustees also explained the Expense Limitation Agreement which provides that the Adviser will waive its fees, or pay or absorb the ordinary operating expenses of the Fund (which includes organization and offering expenses, but excludes taxes, interest, brokerage commissions, dividends on short sales and non-recurring or extraordinary expenses), to the extent that they exceed 1.99% of the average daily net assets of the Fund’s Class A shares and 1.74% of the average daily net assets of the Fund’s Class I shares (the “Expense Limitation”). In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of any such expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made only to the extent it does not cause the Fund’s operating expenses to exceed the Expense Limitation in effect at the time of the waiver.

The Trustees also considered additional information contained in the meeting Materials which contained charts showing a comparison of the proposed advisory fees and expense ratio of the Fund compared with fees and expenses of other similar single manager, 1940 Act registered products, as well fees of other funds and accounts advised or sub-advised by Gottex and which employ an investment strategy similar to that of the Fund. The Trustees compared the fees proposed to be paid under the Advisory Agreement to the Adviser and the fees paid to other advisers with respect to similar registered investment companies. The Board then discussed the Fund’s fee structure further. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund's assets increase significantly. Because the Fund is newly formed and the eventual aggregate amount of Fund’s assets are

23

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval (continued)

uncertain, it was noted that the Adviser provided estimates of break even for the Adviser, but specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any were not provided. The Trustees determined that they would revisit this issue after the initial two year term of the Advisory Agreement.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Trust’s advisory fees to be fair and reasonable in light of the services being provided to the Trust. No single factor reviewed by the Trustees was determinative of the decision. Based on this determination, all of the Trustees who were present at the November 13, 2013 meeting, including all of the Independent Trustees, approved the Advisory Agreement.

24

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION

(Unaudited)(continued)

CLIENT PRIVACY NOTICE

To ensure our clients' and investors' privacy, Gottex has developed a policy that is designed to protect confidentiality, while allowing our clients' and investors' needs to be served ("Privacy Policy"). Please read this Privacy Policy carefully. It gives you important information about how Gottex handles your personal information.  As a matter of policy, Gottex does not disclose any personal information about individuals who are current or former investors or clients to anyone, except as permitted by law.

Personal Information We May Collect

In the course of providing products and services, Gottex may obtain nonpublic personal information, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from transactions, and/or from information captured on Gottex's internet website. The nonpublic personal information we collect may include, but is not limited to, your name, address, telephone number, e-mail address, social security number, and date of birth. We may use this information in connection with certain aspects of our business.

Sharing Information with Third Parties

Gottex may share nonpublic personal information with our affiliates.  We may disclose this information to non-affiliated third-party service providers that perform services for us ("Service Providers"), pursuant to an agreement that requires the Service Provider to adhere to Gottex's Privacy Policy.

Security of Personal Information

Gottex strictly protects the personal information you provide against unauthorized access, disclosure, alteration, destruction, loss or misuse. Your personal information is protected by physical, electronic, and procedural safeguards. These safeguards include limiting access to your personal information to those Gottex employees and Service Providers that use that information in connection with providing products or services to you. In addition to this Privacy Policy, Gottex has also implemented procedures that are designed to safeguard your personal information.

Changes in Our Privacy Policy

Gottex periodically reviews its Privacy Policy. We reserve the right to amend it. If we amend this Privacy Policy, we will continue our commitment to maintaining the security and privacy of your personal information.

Former Customers

If your customer relationship with Gottex ends, we will not destroy your personal information. We will continue to treat your personal information in accordance with this Privacy Policy and applicable laws.

25

Gottex Endowment Strategy Fund

(a Delaware Statutory Trust)

28 State Street, 40th Floor

Boston, Massachusetts 02109

Investment Adviser

Gottex Fund Management Ltd.

28 State Street, 40th Floor

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Fund Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)

(1) Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2) Not applicable.

(3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Jonas B. Siegel is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the 2014 fiscal year are $37,150.

Audit-Related Fees

(b) The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,150 for the 2014 fiscal year. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for the 2014 fiscal year.

All Other Fees

(d) The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the 2014 fiscal year.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were provided.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)          The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)          There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gottex Trust

By (Signature and Title)*	/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	June 9, 2014

By (Signature and Title)*	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	June 9, 2014

* Print the name and title of each signing officer under his or her signature.